Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventories	$ 4,650	$ 3,862
Lubricants [Member]
Inventories [Abstract]
Inventories	591	522
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 4,059	$ 3,340